Supplementary Financial Information (Other Noncurrent Liabilities and Deferred Credits) (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Dec. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 03, 2016
Successor
Other Noncurrent Liabilities Noncurrent and Deferred Credits [Line Items]
Unfavorable purchase and sales contracts	$ 39	$ 46		$ 39
Other, including retirement and other employee benefits	193	174		193
Total other noncurrent liabilities and deferred credits	232	220		232					$ 235
Amortization of Deferred Charges [Abstract]
Amortization of Unfavorable Purchase and Sales Contracts	$ 2	$ 3		7
Future Amortization Expense, Unfavorable Purchase and Sales Contracts [Abstract]
2017				10
2018				11
2019				9
2020				9
2021				$ 1
Predecessor
Other Noncurrent Liabilities Noncurrent and Deferred Credits [Line Items]
Unfavorable purchase and sales contracts							$ 543
Nuclear decommissioning fund excess over asset retirement obligation (Note 20)							409
Uncertain tax positions, including accrued interest							41
Other, including retirement and other employee benefits							22
Total other noncurrent liabilities and deferred credits							1,015		$ 1,018
Amortization of Deferred Charges [Abstract]
Amortization of Unfavorable Purchase and Sales Contracts			$ 6		$ 18	$ 18	$ 23	$ 23